INCOME TAX - Schedule of calculation of the deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Deferred tax assets [line items]
Net Operating Losses at year-end	$ (13,561)	$ (76,256)	[1]	$ (68,246)	[1]
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	5,770	11,023		13,076
Deferred tax assets	27,025	33,735		34,689
Current net deferred tax assets	2,400	10,900
Tax losses
Deferred tax assets [line items]
Deferred tax assets	7,776	5,772		$ 6,632
NETHERLANDS
Deferred tax assets [line items]
Net Operating Losses at year-end	25,364	23,088
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	(6,545)	(5,772)
NETHERLANDS | 2021
Deferred tax assets [line items]
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	0	(5,772)
NETHERLANDS | 2022 and later
Deferred tax assets [line items]
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	(6,545)	0
NETHERLANDS | Tax losses
Deferred tax assets [line items]
Deferred tax assets	6,545	5,772
France
Deferred tax assets [line items]
Net Operating Losses at year-end	4,356	0
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	1,231	0
France | Tax losses
Deferred tax assets [line items]
Deferred tax assets	$ 1,231	$ 0

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.